Operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Operating expenses
Schedule of operating expenses

	2019	2018	2017
	£m	£m	£m
Salaries	2,513	2,560	2,750
Bonus awards	299	225	298
Temporary and contract costs	401	442	430
Social security costs	300	307	318
Pension costs	303	401	467
Other	202	187	413
Staff costs	4,018	4,122	4,676

Premises and equipment (1)	1,259	1,383	1,565
UK bank levy (2)	134	179	215
Depreciation and amortisation (3)	1,176	731	808
Other administrative expenses (4)	2,694	3,193	3,108
Administrative expenses	5,263	5,486	5,696
Impairment of goodwill and other intangible assets	44	37	29
	9,325	9,645	10,401

Notes:

(1)	Includes a £161 million charge relating to the reduction in property portfolio.
(2)	Includes a prior period rebate of £31 million.
(3)	Includes a £292 million charge relating to the reduction in property portfolio.
(4)	Includes litigation and conduct costs, net of amounts recovered. Refer to Notes 20 and 26 for further details.

Schedule of employees in continuing operations

	2019	2018	2017
UK Personal Banking	21,800	23,400	19,500
Ulster Bank RoI	2,700	2,900	2,600
Commercial Banking	10,100	10,200	6,900
Private Banking	1,900	1,900	1,500
RBS International	1,600	1,600	1,600
NatWest Markets	5,000	4,500	5,300
Central items & other	19,800	20,900	32,300
Total	62,900	65,400	69,700

UK	44,600	46,600	51,200
USA	400	500	500
Europe	4,100	4,100	4,200
Rest of the World	13,800	14,200	13,800
Total	62,900	65,400	69,700

Schedule of share-based compensation

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Republic of Ireland, Channel Islands, Gibraltar and Isle of Man	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2020 to 2024
Deferred performance awards	All	Awards of ordinary shares	Continuing employment or leavers in certain circumstances	2020 to 2026
Long-term incentives (2)	Senior employees	Awards of conditional shares or share options	Continuing employment or leavers in certain circumstances and/or achievement of performance conditions	2020 to 2026

Notes:

(1)	All awards have vesting conditions and therefore some may not vest.
(2)	Long-term incentives include the Executive Share Option Plan, the Long-Term Incentive Plan and the Employee Share Plan.

Schedule of bonus awards
	2019	2018	Change
	£m	£m	%
Non-deferred cash awards (1)	40	37	8
Total non-deferred bonus awards	40	37	8
Deferred bond awards	184	191	(4)
Deferred share awards	83	107	(22)
Total deferred bonus awards	267	298	(10)
Total bonus awards (2)	307	335	(8)

Bonus awards as a % of operating profit before tax (3)	7%	9%
Proportion of bonus awards that are deferred	87%	89%
of which
- deferred bond awards	69%	64%
- deferred share awards	31%	36%

Notes:

(1)	Cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and bonus expense.

Schedule of reconciliation of bonus awards

	2019	2018	2017
Reconciliation of bonus awards to income statement charge	£m	£m	£m
Bonus awarded	307	335	342
Less: deferral of charge for amounts awarded for current year	(110)	(130)	(133)
Income statement charge for amounts awarded in current year	197	205	209

Add: current year charge for amounts deferred from prior years	127	86	96
Less: forfeiture of amounts deferred from prior years	(25)	(66)	(7)
Income statement charge for amounts deferred from prior years	102	20	89

Income statement charge for bonus awards (2)	299	225	298

Notes:

(2)	Excludes other performance related compensation.

Schedule of income statement charge expected to be taken for bonus awards

	Actual			Expected
					2021
	2017	2018	2019	2020	and beyond
Year in which income statement charge is expected to be taken for deferred bonus awards	£m	£m	£m	£m	£m
Bonus awards deferred from 2017 and earlier	96	86	31	14	5
Bonus awards deferred from 2018	—	—	96	16	14
Less: forfeiture of amounts deferred from prior years	(7)	(66)	(25)	—	—
Bonus awards for 2019 deferred	—	—	—	78	32
	89	20	102	108	51

Notes:

(1)	Cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and bonus expense.

Sharesave
Operating expenses
Schedule of share-based compensation

Sharesave	2019		2018		2017
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	2.18	75	2.38	60	2.46	56
Granted	1.78	25	1.89	28	2.27	21
Exercised	2.83	(4)	2.44	(4)	2.46	(3)
Cancelled	2.25	(12)	2.46	(9)	2.49	(14)
At 31 December	2.01	84	2.18	75	2.38	60

Deferred performance awards
Operating expenses
Schedule of share-based compensation

Deferred performance awards	2019		2018		2017
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	233	92	264	101	296	102
Granted	110	42	156	59	152	63
Forfeited	(10)	(4)	(21)	(8)	(11)	(4)
Vested	(137)	(54)	(166)	(60)	(173)	(60)
At 31 December	196	76	233	92	264	101

Long-term incentives
Operating expenses
Schedule of share-based compensation

Long-term incentives	2019			2018			2017
	Value at	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	85	32	2	102	37	2	119	38	4
Granted	15	6	—	12	5	—	35	15	—
Vested/exercised	(12)	(4)	—	(5)	(2)	—	(22)	(7)	—
Lapsed	(25)	(9)	(2)	(24)	(8)	—	(30)	(9)	(2)
At 31 December	63	25	—	85	32	2	102	37	2